Document and Entity Information	Feb. 24, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 24, 2026
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Incorporation State Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address Address Line 1	2000 North M-63
Entity Address City Or Town	Benton Harbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000106640
Amendment Flag	false
Common Stock [Member] | NYSE Texas [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX
Common Stock [Member] | New York Stock Exchange [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE
ADR [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20 interest in a share of 8.50% Series A Mandatory Convertible Preferred Stock
Trading Symbol	WHR-PRA
Security Exchange Name	NYSE